Columbia Total Return Municipal Income Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 3.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 3.0%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.400%	9,780,000	9,780,000
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.400%	2,000,000	2,000,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.400%	9,500,000	9,500,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.400%	4,710,000	4,710,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.400%	3,000,000	3,000,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.400%	4,000,000	4,000,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.400%	3,000,000	3,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.400%	9,800,000	9,800,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.400%	2,175,000	2,175,000
06/15/2050	3.400%	1,150,000	1,150,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	3.400%	1,490,000	1,490,000
Total			50,605,000
Total Floating Rate Notes (Cost $50,605,000)			50,605,000

Municipal Bonds 95.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 4.5%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	2,500,000	2,554,139
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Baldwin County Industrial Development Authority(b),(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2026 (Mandatory Put 03/01/33)
03/01/2056	4.300%	1,000,000	980,141
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,358,939
Revenue Bonds
Gas Project
Series 2025G
10/01/2035	5.000%	4,170,000	4,379,552
Series 2026F
06/01/2036	5.000%	7,000,000	7,213,146
Series 2026A
12/01/2034	5.000%	5,000,000	5,247,255
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	7,000,000	7,113,434
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	2,500,000	2,652,285
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	6,500,000	6,743,564
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	10,000,000	10,651,689
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	7,500,000	7,754,736
Homewood Educational Building Authority
Revenue Bonds
Recreation Center Project at Samford University
Series 2024A
10/01/2054	5.500%	1,500,000	1,517,335
Student Housing & Parking Project
Series 2024
10/01/2056	5.000%	1,685,000	1,593,755
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	8,992,119

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	5,000,000	5,343,494
Total			76,095,583
Arizona 1.4%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	5,250,000	5,272,208
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	979,738
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	834,457
02/15/2048	5.000%	775,000	748,985
Maricopa County Industrial Development Authority(e)
Refunding Revenue Bonds
Banner Health
Series 2026D
01/01/2038	5.000%	2,000,000	2,242,036
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,410,000	2,236,644
07/01/2044	4.250%	1,700,000	1,515,301
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,686,118
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	1,975,000	1,674,099
Total			23,189,586
California 3.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(d)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,250,000	2,127,403
07/01/2054	4.500%	2,700,000	2,547,462
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 12/01/32)
01/01/2055	5.000%	4,250,000	4,347,657
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	8,500,000	8,595,486
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	1,500,000	1,600,300
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,455,000	3,771,862
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	550,000	565,100
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	5,700,000	6,019,759
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,886,312
California Municipal Finance Authority(c),(d),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,500,000	1,527,063
05/15/2055	5.500%	2,225,000	2,371,369
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,307,120
07/01/2058	5.250%	10,000,000	10,303,368
Series 2025
07/01/2042	5.250%	1,185,000	1,307,652
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	3,015,000	3,203,582
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,590,782
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,013
Total			64,114,890
Colorado 2.1%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018A
12/01/2043	4.000%	11,000,000	10,390,368
Revenue Bonds
Series 2022A
11/15/2053	5.500%	2,400,000	2,500,759
Colorado Bridge & Tunnel Enterprise
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,643,831
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	7,866,248
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,000,000	1,718,698
Series 2019A (BAM)
08/01/2049	4.000%	6,640,000	5,897,978
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,122,130
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	813,782
Total			35,953,794
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,237,874
State of Connecticut
Unlimited General Obligation Bonds
Series 2025A
03/15/2045	5.000%	1,000,000	1,077,094
Total			2,314,968
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.4%
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,115,000	1,124,050
07/01/2049	4.650%	980,000	972,157
07/01/2054	4.750%	785,000	786,845
Delaware State Housing Authority(e)
Revenue Bonds
Series 2026A
01/01/2057	5.750%	3,500,000	3,846,596
Total			6,729,648
District of Columbia 1.2%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,115,057
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2048	5.250%	5,000,000	5,290,380
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	3,000,000	3,101,772
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2024A
10/01/2049	5.250%	4,375,000	4,530,805
Series 2025A
10/01/2050	5.000%	850,000	865,314
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,450,000	4,823,149
Total			19,726,477
Florida 2.3%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	4,033,815
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	451,200
12/01/2050	0.000%	1,000,000	120,000

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Authority
Revenue Bonds
AIDS Healthcare Foundation Obligated Group
Series 2026
12/01/2055	5.250%	1,075,000	1,072,232
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2053	6.250%	4,000,000	4,065,523
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,439,615
County of Lee Airport(d)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,073,467
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,338,338
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	1,300,000	1,304,994
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	7,250,000	6,627,484
Miami-Dade County Industrial Development Authority(b),(c)
Revenue Bonds
Casa Properties LLC Project
Series 2026 (Mandatory Put 07/01/36)
07/01/2065	5.375%	2,750,000	2,841,797
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,470,000	1,518,205
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,750,775
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Village Community Development District No. 16
Special Assessment Bonds
Series 2025
05/01/2045	4.875%	1,500,000	1,514,520
05/01/2056	5.125%	1,750,000	1,731,596
Total			38,883,561
Georgia 3.2%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	4,985,000	5,196,365
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	5,000,000	5,206,836
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	18,300,000	19,223,993
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,765,165
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	5,760,000	6,188,742
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,426,433
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,389,412
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,915,104
Total			54,312,050
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,652,967
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	9,013,095
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	2,500,000	2,214,243
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,540,000	2,509,972
Total			17,390,277
Illinois 6.8%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,604,325
Unlimited General Obligation Refunding Bonds
Series 2025B
12/01/2044	6.000%	1,000,000	1,057,501
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	7,740,000	7,643,711
Revenue Bonds
Senior Lien
Series 2022
01/01/2055	5.000%	6,250,000	6,200,762
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,388,026
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,461,294
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	455,556
Sustainable Bond
Series 2026C
10/01/2056	6.500%	2,500,000	2,871,531
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	5,400,000	4,853,281
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,288,456
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,207,475
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	735,000	743,353
Rebuild Illinois Program
Series 2019 (BAM)
11/01/2042	4.000%	9,925,000	9,534,130
Series 2016
11/01/2030	5.000%	5,975,000	6,030,495
Series 2020
05/01/2039	5.500%	2,705,000	2,871,764
Series 2022A
03/01/2047	5.500%	19,000,000	19,828,632
Series 2023B
05/01/2047	5.500%	1,750,000	1,825,521
05/01/2048	4.500%	600,000	577,841
Series 2024C
10/01/2048	4.000%	5,000,000	4,473,620
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,233,271
Total			113,150,545
Indiana 0.5%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2054	5.000%	2,500,000	2,412,649
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	83,686
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2054	4.750%	5,000,000	5,002,533
Total			7,498,868
Iowa 1.2%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,652,827
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	5,974,477

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	8,914,469
Total			20,541,773
Kansas 0.1%
Wyandotte County - Kansas City Unified Government(c)
Revenue Bonds
Northwest Speedway Star Bond District Project
Series 2026
03/01/2046	5.500%	1,000,000	999,968
Kentucky 0.7%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	2,600,000	2,600,977
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,066,941
Total			11,667,918
Louisiana 0.7%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,012
05/15/2041	4.000%	25,000	25,012
05/15/2047	5.000%	15,000	15,013
Louisiana Public Facilities Authority(d)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,068,093
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2064	5.750%	3,000,000	3,081,947
09/01/2066	5.000%	3,000,000	2,870,550
Total			12,085,627
Maryland 0.7%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,851,997
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,628,169
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	803,803
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,086,102
Total			12,370,071
Massachusetts 1.3%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 Escrowed to Maturity (NPFGC)
01/01/2030	5.500%	2,500,000	2,727,674
Unlimited General Obligation Bonds
Series 2024E
08/01/2054	5.000%	2,535,000	2,619,882
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	732,232
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,111,910
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Harvard University Issue
Series 2026A
02/15/2036	4.000%	2,325,000	2,520,992
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2050	5.500%	750,000	790,611
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,342,895
Massachusetts Development Finance Agency(f)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	3,825,475	38
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,053,227
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2024A-1
12/01/2049	4.700%	800,000	801,557
12/01/2054	4.800%	1,800,000	1,809,080
12/01/2059	4.900%	1,600,000	1,606,375
Special Obligations
Series 2017D
12/01/2047	3.850%	5,000,000	4,435,601
Total			22,552,074
Michigan 3.2%
Grand Rapids Economic Development Corp.
Revenue Bonds
Beacon Hill at Eastgate Project
Series 2025T
11/01/2030	4.750%	4,375,000	4,376,255
Michigan Finance Authority
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,739,468
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,483,776
Series 2024A
12/01/2044	4.500%	1,500,000	1,491,154
12/01/2049	4.650%	1,350,000	1,339,098
12/01/2053	4.700%	1,900,000	1,902,663
Series 2026A
12/01/2056	6.000%	5,300,000	5,888,452
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,089,714
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
06/30/2048	5.000%	3,000,000	2,967,540
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	10,000,000	10,593,013
State of Michigan Trunk Line
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.500%	10,000,000	10,765,739
Total			53,636,872
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 0.7%
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2045	5.000%	1,250,000	1,182,228
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,274,373
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	988,574
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	7,095,000	5,577,856
Total			12,023,031
Missouri 1.0%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	2,778,581
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,218,383
05/15/2042	5.250%	2,290,000	2,294,602
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2049	4.600%	935,000	925,094
First Place Homeownership Loan Program
Series 2025
11/01/2055	5.000%	1,000,000	1,014,390
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,003,983

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,310,000	2,313,003
Total			16,548,036
Nebraska 2.1%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,650,434
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	6,000,000	6,419,336
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities
Series 2015
11/01/2045	5.000%	4,080,000	4,081,788
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2049	4.000%	20,595,000	18,182,462
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	222,339
Total			34,556,359
Nevada 0.4%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,025,135
12/15/2045	5.125%	1,260,000	1,216,275
Series 2018A
12/15/2038	5.000%	835,000	835,040
12/15/2048	5.000%	3,500,000	3,229,429
Total			6,305,879
New Hampshire 0.4%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	2,955,000	2,956,466
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Business Finance Authority(c),(h)
Revenue Bonds
Astro Sunterra Project
Series 2026
12/15/2034	0.000%	1,715,000	983,658
The Wildflower Project
Series 2025
12/15/2033	0.000%	2,300,000	1,456,548
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Pines Project
Series 2025
06/01/2039	5.625%	1,100,000	1,102,561
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	314,891	319,428
Total			6,818,661
New Jersey 4.9%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,195,196
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,284,269
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,174,828
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,753,518
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,640,535
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	1,500,000	1,573,225
01/01/2045	6.625%	1,500,000	1,583,599
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2025-1B
12/01/2035	5.000%	7,500,000	7,964,494
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2025M
04/01/2056	6.500%	2,230,000	2,486,599
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,273,818
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,273,927
Revenue Bonds
Transportation Program
Series 2025AA
06/15/2050	5.000%	2,500,000	2,594,483
06/15/2050	5.250%	2,750,000	2,903,797
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,324,363
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,189,458
Series 2024C
01/01/2045	5.000%	3,250,000	3,491,061
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,021,032
01/01/2052	5.250%	6,250,000	6,584,211
Series 2024B
01/01/2054	5.250%	5,000,000	5,291,948
Series 2025A
01/01/2045	5.000%	2,500,000	2,715,781
Total			82,320,157
New Mexico 0.3%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,464,398
07/01/2039	3.350%	1,285,000	1,187,237
07/01/2044	3.600%	2,675,000	2,465,185
Total			5,116,820
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 9.8%
Build NYC Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2055	5.500%	1,250,000	1,285,236
Build Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2050	5.500%	1,750,000	1,813,937
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,346,869
Series 2024C
03/01/2053	5.250%	5,250,000	5,456,146
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,616,795
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	4,665,830
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,662,385
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	4,959,425
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	6,440,000	5,419,741
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2025
Series 2024AA
06/15/2051	5.000%	9,270,000	9,610,203
Second General Resolution
Series 2025BB
06/15/2055	5.250%	2,250,000	2,369,921
Subordinated Series 2021
06/15/2051	4.000%	11,560,000	10,481,151
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	500,000	535,384

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	5,000,000	5,000,539
Subordinated Series 2022A-1
08/01/2048	4.000%	2,400,000	2,217,157
Subordinated Series 2024C-S
05/01/2051	4.000%	2,400,000	2,162,953
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,545,280
11/01/2052	4.500%	3,500,000	3,451,411
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,618,932
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	3,000,000	3,241,253
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,099,178
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	3,531,539
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	5,000,000	4,619,824
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,336,119
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,354,900
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,293,681
Series 2024
06/30/2060	5.500%	12,475,000	12,552,694
Series 2025
06/30/2050	6.000%	1,500,000	1,602,810
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,970,467
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,389,072
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,355,000	4,057,305
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	3,000,000	3,254,030
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,042,977
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	10,794,523
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	9,000,000	8,079,955
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,185,720
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,480,571
09/15/2047	5.250%	3,025,000	2,862,226
09/15/2053	5.250%	2,990,000	2,739,318
Total			163,707,457
North Carolina 1.4%
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	10,000,000	9,835,492
North Carolina Housing Finance Agency
Revenue Bonds
Series 2024-54A (GNMA)
01/01/2055	4.800%	3,425,000	3,425,614
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,669,502
07/01/2044	5.000%	1,160,000	1,161,303
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Deerfield Episcopal Retirement Community Project
Series 2026
11/01/2031	4.000%	1,455,000	1,444,587
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	831,292
North Carolina Turnpike Authority(h)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	370,099
07/01/2034	0.000%	1,135,000	770,745
Series 2020
01/01/2047	0.000%	7,375,000	2,699,569
Triangle Expressway System
Series 2019
01/01/2046	0.000%	3,690,000	1,427,434
Total			23,635,637
North Dakota 0.7%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,350,000	1,176,157
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	681,903
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,792,254
Series 2024C
07/01/2049	4.750%	5,750,000	5,753,082
07/01/2051	4.800%	2,510,000	2,524,476
Total			11,927,872
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	16,290,000	12,919,939
Columbus Regional Airport Authority(d)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	15,000,000	15,823,478
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	325,000	275,551
12/01/2049	5.125%	1,895,000	1,446,759
Ohio Housing Finance Agency
Revenue Bonds
Series 2024A (GNMA)
09/01/2049	4.550%	4,775,000	4,751,555
09/01/2054	4.650%	4,785,000	4,760,920
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	7,835,000	7,732,696
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,651,542
Total			52,362,440
Oklahoma 0.7%
Oklahoma Housing Finance Agency(e)
Revenue Bonds
Homeownership Loan Program
Series 2026
09/01/2057	6.250%	4,395,000	5,025,940
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,689,047
Series 2025A (ACA)
01/01/2055	4.250%	1,625,000	1,554,810
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,728,153
Total			11,997,950
Oregon 1.8%
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	6,790,000	7,175,146
07/01/2053	5.500%	6,860,000	7,175,207
Sustainable Bonds
Series 2024
07/01/2049	5.250%	11,850,000	12,315,067

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,741,735
Total			29,407,155
Pennsylvania 6.8%
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	655,000	691,792
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,993,328
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	12,000,000	10,196,603
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	24,000,000	23,192,503
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	675,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	13,820,000	13,829,899
06/30/2042	5.000%	8,000,000	8,002,941
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,106,906
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,161,348
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	4,985,168
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2025-1A
06/01/2034	5.000%	1,000,000	1,064,367
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2036	3.500%	6,000,000	5,995,363
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-121
10/01/2036	3.100%	10,490,000	9,852,336
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	1,730,000	1,577,102
10/01/2045	3.350%	6,000,000	5,178,850
Series 2024-145A
10/01/2051	4.800%	10,000,000	10,067,428
Series 2024-146A
04/01/2053	4.750%	10,000,000	10,029,505
Series 2025-149A
10/01/2055	6.500%	1,995,000	2,269,816
Total			113,870,255
Puerto Rico 2.9%
Commonwealth of Puerto Rico(i),(j)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,933,278	2,031,295
Subordinated Series 2022
11/01/2043	0.000%	2,282,273	1,551,946
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(j)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	8,210,000	8,148,733
Series 2022A
07/01/2047	4.000%	500,000	446,116
Puerto Rico Electric Power Authority(f),(j)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	4,935,000
Series 2012A
07/01/2042	0.000%	1,360,000	958,800
Puerto Rico Public Finance Corp.(j)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	464,775
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,488,401
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,084,476
Puerto Rico Sales Tax Financing Corp.(h),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,200,000	15,754,803
07/01/2051	0.000%	18,000,000	4,695,790
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(j)
Revenue Bonds
Series 2019A-1
07/01/2053	4.750%	4,000,000	3,813,723
07/01/2058	5.000%	1,500,000	1,456,957
Total			47,830,815
South Carolina 2.0%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,146,629
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy
Series 2025
06/15/2033	5.500%	4,000,000	3,942,842
Novant Health Obligated Group
Series 2024
11/01/2049	5.500%	5,000,000	5,319,753
11/01/2054	5.500%	2,500,000	2,629,341
Rolling Green Village Project
Series 2025
12/01/2045	5.500%	375,000	382,731
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A (BAM)
12/01/2052	4.000%	18,000,000	16,046,431
Series 2025A
12/01/2055	5.000%	1,625,000	1,653,316
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	845,000	762,306
Total			32,883,349
South Dakota 0.4%
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,517,716
05/01/2049	4.625%	3,410,000	3,382,480
Total			5,900,196
Tennessee 2.4%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	7,200,000	7,106,135
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health & Educational Facility Board(c)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2044	5.000%	3,515,000	3,536,010
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2054	5.750%	6,750,000	4,545,725
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,092,009
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	662,905
07/01/2042	3.600%	460,000	435,669
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,444,432
Series 2024-1A
07/01/2044	4.500%	1,025,000	1,021,518
07/01/2049	4.700%	1,650,000	1,639,147
07/01/2054	4.800%	685,000	688,063
Series 2024-2A (GNMA)
07/01/2049	4.600%	1,050,000	1,038,622
07/01/2054	4.650%	1,000,000	989,362
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,416,419
Total			39,616,016
Texas 12.9%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2024
02/15/2054	4.000%	7,000,000	6,165,379
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,691,201
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,944,279

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bastrop Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	5.000%	11,890,000	12,169,051
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	1,700,000	1,797,275
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2053	5.250%	5,000,000	5,148,413
City of Houston Hotel Occupancy Tax & Special Revenue
Refunding Revenue Bonds
First Lien
Series 2026C
09/01/2058	5.500%	1,000,000	1,064,019
City of Houston TX Airport System
Refunding Revenue Bonds
United Airlines, Inc. Terminal Improvement Projects
Series 2025
07/15/2031	5.250%	3,000,000	3,165,134
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,475,946
County of Harris Toll Road
Revenue Bonds
Series 2024A
08/15/2049	4.000%	6,675,000	6,069,389
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,557,509
Series 2024
02/01/2054	4.250%	5,000,000	4,707,067
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	3,265,000	3,078,397
Series 2024B
02/15/2049	4.000%	5,000,000	4,666,805
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	5,000,000	4,514,788
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,507,082
Series 2025A
08/15/2055	5.250%	5,000,000	5,254,741
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,699,933
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Seires 2023
02/15/2048	5.000%	4,085,000	4,215,436
Series 2025
02/15/2055	5.250%	6,960,000	7,361,134
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	7,250,000	6,610,046
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,511,144
Hurst-Euless-Bedford Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2050	4.000%	4,000,000	3,623,018
Hutto Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2053	5.000%	2,500,000	2,578,132
Katy Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	6,425,000	5,784,554
Midland Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	7,365,000	6,635,556
Mission Economic Development Corp.(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2020 (Mandatory Put 06/01/26)
07/01/2040	2.875%	1,250,000	1,249,435
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,613,777
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Braunfels Independent School District
Unlimited General Obligation Bonds
Series 2024
02/01/2052	4.000%	2,750,000	2,500,098
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	1,000,000	975,282
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,106,901
New Hope Cultural Education Facilities Finance Corp.(f),(k)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	144,839	14,484
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	25,706	2,571
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	780,000
07/01/2051	0.000%	6,745,000	5,058,750
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	2,534,600
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,322,123
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	387,223
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,675,000	1,529,515
Series 2024
02/15/2054	4.000%	3,500,000	3,173,665
02/15/2054	4.250%	4,000,000	3,813,216
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.250%	5,500,000	5,801,644
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	15,639,392
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,843,750
Texas Municipal Gas Acquisition & Supply Corp. V(e)
Revenue Bonds
Series 2026
04/01/2036	5.000%	3,500,000	3,646,462
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	5,000,000	5,278,910
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	387,797
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,797,069
Segment 3C Project
Series 2019
06/30/2058	5.000%	16,445,000	16,266,388
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,571,418
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,702,762
02/15/2035	3.000%	1,750,000	1,684,687
02/15/2036	3.000%	1,435,000	1,364,482
Waxahachie Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2049	4.000%	4,400,000	4,118,752
Total			216,160,581
Utah 0.3%
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	2,750,000	2,875,214

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,240,000	2,067,427
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	767,064
Total			5,709,705
Virginia 1.2%
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	13,050,000	12,683,245
12/31/2056	5.000%	7,500,000	7,250,292
Total			19,933,537
Washington 1.0%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,878,878
Port of Seattle
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2049	5.250%	7,500,000	7,816,328
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	494,916
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,445,000	1,522,817
07/01/2059	6.250%	1,430,000	1,513,264
07/01/2063	6.375%	550,000	585,073
Revenue Bonds
Blakeley and Laurel Villages Portfolio
Series 2025 (BAM)
07/01/2045	5.000%	2,500,000	2,568,345
Total			17,379,621
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.4%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	800,000	818,374
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	810,118
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	4,500,000	4,522,437
Total			6,150,929
Wisconsin 3.0%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,092,529
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,107,159
Series 2023A
07/01/2062	5.750%	9,255,435	9,583,433
Public Finance Authority(c)
Refunding Revenue Bonds
Legacy Hills Project
Series 2025
11/15/2045	6.000%	4,000,000	3,987,266
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	823,458
05/15/2047	5.250%	1,105,000	1,098,655
Triad Educational Services, Inc.
Series 2026
06/15/2036	5.000%	3,250,000	3,279,529
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	8,954,879
Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Center District(h)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	11,125,000	1,970,637
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/2026 Revenue Bonds
Series 2016
11/15/2046	4.000%	15,000	15,007
Refunding Revenue Bonds
Series 2016
11/15/2046	4.000%	1,820,000	1,686,725
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,900,588
07/01/2053	4.125%	5,000,000	3,985,022
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,373,534
Wisconsin Housing & Economic Development Authority Home Ownership
Revenue Bonds
Series 2025A
09/01/2055	6.250%	1,760,000	1,945,482
Total			50,803,903
Total Municipal Bonds (Cost $1,639,880,840)			1,606,180,911

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.520%	2,100,000	2,171,665
Total Municipal Short Term (Cost $2,100,000)			2,171,665

Warrants 0.0%
Issuer	Shares	Value ($)
United States 0.0%
BL Train Holdings West LLC(l),(m),(n)	5,526	55
Total Warrants (Cost $1)		55

Money Market Funds 0.7%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(o)	10,931,674	10,932,768
Total Money Market Funds (Cost $10,931,674)		10,932,768
Total Investments in Securities (Cost $1,703,517,515)		1,669,890,399
Other Assets & Liabilities, Net		5,909,962
Net Assets		$1,675,800,361
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $84,538,723, which represents 5.04% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.

Columbia Total Return Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)	Represents a security in default.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(h)	Zero coupon bond.
(i)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2026, the total value of these securities amounted to $47,830,815, which represents 2.85% of total net assets.

(k)	Partial payment received at last interest date.
(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $55, which represents less than 0.01% of total net assets.

(m)	Non-income producing investment.
(n)	Valuation based on significant unobservable inputs.
(o)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Total Return Municipal Income Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT233_(06/26)